LOANS, FINANCING AND DEBENTURES - Breakdown (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) installment	Dec. 31, 2017 BRL (R$)	Dec. 30, 2014
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,464,166	R$ 3,033,441
Noncurrent	4,675,271	5,428,400
Total	6,139,437	8,461,841
Home currency
LOANS, FINANCING AND DEBENTURES
Current	1,367,551	2,891,142
Noncurrent	4,675,271	5,345,445
Total	6,042,822	8,236,587
Foreign currency
LOANS, FINANCING AND DEBENTURES
Current	96,615	142,299
Noncurrent		82,955
Total	96,615	225,254
Loans and financing | Home currency
LOANS, FINANCING AND DEBENTURES
Current	666,213	820,468
Noncurrent	819,742	1,456,624
Total	1,485,955	2,277,092
Loans and financing | Foreign currency
LOANS, FINANCING AND DEBENTURES
Current	96,615	142,299
Noncurrent		82,955
Total	96,615	225,254
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	214,012	371,946
Noncurrent		213,958
Total	214,012	585,904
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | Foreign currency
LOANS, FINANCING AND DEBENTURES
Current	96,615	142,299
Noncurrent		82,955
Total	R$ 96,615	225,254
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | TJLP | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | TJLP | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	4.08%
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | ECM | Foreign currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	2.38%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 184,200	184,007
Noncurrent	122,011	303,560
Total	R$ 306,211	487,567
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | TJLP | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | TJLP | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	3.38%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 11/15/2019 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 13,403	14,654
Noncurrent		13,377
Total	R$ 13,403	28,031
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 11/15/2019 | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	5.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 103,486	101,879
Noncurrent	316,269	413,552
Total	R$ 419,755	515,431
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)			0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)			3.12%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	3.12%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 37,837	37,061
Noncurrent	94,516	132,092
Total	R$ 132,353	169,153
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	4.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	6.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 80,014	70,426
Noncurrent	245,887	305,952
Total	R$ 325,901	376,378
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)			2.32%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic | Home currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	2.32%
Financing - BNDES PSI maturing 1/15/2023 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 18,207	25,405
Noncurrent	1,263	19,413
Total	R$ 19,470	44,818
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	2.50%
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	5.50%
Financing - BNB maturing 8/18/2022 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 15,054	15,090
Noncurrent	39,796	54,720
Total	R$ 54,850	69,810
Bank guarantee (in percent)	100.00%
Number of installments | installment	3
Remaining balances	R$ 12,473	11,722
Financing - BNB maturing 8/18/2022 | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	7.06%
Financing - BNB maturing 8/18/2022 | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	10.00%
Financing - Suppliers | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 524,244	607,152
Total	524,244	607,152
Debentures | Home currency
LOANS, FINANCING AND DEBENTURES
Current	123,961	1,412,486
Noncurrent	3,049,949	3,108,253
Total	R$ 3,173,910	4,520,739
4th issue - Series 3 | Home currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	4.00%
Current	R$ 41,121	312
Noncurrent		40,010
Total	R$ 41,121	40,322
1st issue - Minas Comunica | Home currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.50%
Current	R$ 26,250	24,088
Noncurrent	52,499	72,264
Total	R$ 78,749	96,352
4th issue | Home currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.68%
CDI, as percentage	100.00%
Current		1,317,513
Total		1,317,513
5th issue | Home currency
LOANS, FINANCING AND DEBENTURES
CDI, as percentage	108.25%
Current	R$ 51,233	64,397
Noncurrent	1,997,694	1,996,517
Total	R$ 2,048,927	2,060,914
6th issue | Home currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.24%
CDI, as percentage	100.00%
Current	R$ 5,357	6,176
Noncurrent	999,756	999,462
Total	1,005,113	1,005,638
Finance lease
LOANS, FINANCING AND DEBENTURES
Current	53,133	51,036
Noncurrent	339,894	334,424
Finance lease | Home currency
LOANS, FINANCING AND DEBENTURES
Current	53,133	51,036
Noncurrent	339,894	334,424
Total	393,027	385,460
Contingent consideration | Home currency
LOANS, FINANCING AND DEBENTURES
Noncurrent	465,686	446,144
Total	R$ 465,686	R$ 446,144